COMMITMENTS	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
NOTE 11 - COMMITMENTS

a) Crypto Currency Deposit and Exchange Services

On March 31, 2015, the Company entered into an agreement with Mega Idea Holdings Limited, dba ANX (“ANX”), to provide Crypto-currency deposit and exchange services. Pursuant to the terms of the agreement, the Company is required to pay monthly maintenance fees of US$10,000 for maintenance and support of the exchange platform. The agreement with ANX is for a term of three years.

On April 7, 2017 (the “effective date”), the Company entered into a revised agreement with ANX. Pursuant to the terms of the agreement, the Company is required to pay monthly maintenance fees of US$1,500 for the first six months commencing the first month after the effective date, and US$5,000 thereafter. The revised agreement with ANX is for a term of two years.

b) Finder’s Fee Agreement

The Company has entered into various finder’s fee agreements whereby the Company is required to pay cash finder’s fee of 10% of all monies raised through these parties. The terms of these agreements are for periods of one year.